Convertible Preferred Stock and Stockholders' Deficit - Summary of fair value of stock option grants using Black-Scholes option pricing model (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 4 months 24 days
Expected dividend yield	0.00%	0.00%
Risk-free interest rate - Minimum	0.70%	0.30%
Risk-free interest rate - Maximum	1.30%	1.00%
Expected volatility - Minimum	81.00%	87.00%
Expected volatility - Maximum	90.00%	93.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months	5 years 3 months 18 days